CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock subject to possible redemption Common Stock	Class A common stock subject to possible redemption	Class A common stock non-redeemable Common Stock	Class B common stock Common Stock	Additional paid-in capital	Accumulated Deficit	Total
Balance at the beginning at Jun. 20, 2021	$ 0
Balance at the beginning (in shares) at Jun. 20, 2021	0
Balance at the end at Dec. 31, 2021	$ 145,906,254						$ 145,906,254
Balance at the end (in shares) at Dec. 31, 2021	14,375,000	14,375,000
Balance at the beginning at Jun. 20, 2021				$ 0	$ 0	$ 0	0
Balance at the beginning (in shares) at Jun. 20, 2021				0
Increase (Decrease) in Stockholders' Equity
Net income (loss)						3,967,305	3,967,305
Balance at the end at Dec. 31, 2021				$ 359		(10,894,548)	(10,894,189)
Balance at the end (in shares) at Dec. 31, 2021				3,593,750
Increase (Decrease) in Stockholders' Equity
Forfeiture of Class B Shares				$ (72)	72
Forfeiture of Class B Shares (in shares)				(718,750)
Sale of 14,375,000 Units	$ 145,906,254					2,685,046	2,685,046
Conversion of APIC to accumulated deficit					$ (24,641)	24,641
Other offering costs						(594,174)	(594,174)
Deferred underwriter discount						(5,031,250)	(5,031,250)
Warrant Liability						(11,946,116)	(11,946,116)
Balance at the end at Mar. 31, 2022	$ 145,906,254
Balance at the end (in shares) at Mar. 31, 2022	14,375,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)						2,183,850	2,183,850
Balance at the end at Mar. 31, 2022				$ 359		(8,710,698)	(8,710,339)
Balance at the end (in shares) at Mar. 31, 2022				3,593,750
Balance at the beginning at Dec. 31, 2021	$ 145,906,254						145,906,254
Balance at the beginning (in shares) at Dec. 31, 2021	14,375,000	14,375,000
Balance at the end at Jun. 30, 2022	$ 145,906,254
Balance at the end (in shares) at Jun. 30, 2022	14,375,000
Balance at the beginning at Dec. 31, 2021				$ 359		(10,894,548)	(10,894,189)
Balance at the beginning (in shares) at Dec. 31, 2021				3,593,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)							2,254,083
Balance at the end at Jun. 30, 2022				$ 359		(8,640,465)	(8,640,106)
Balance at the end (in shares) at Jun. 30, 2022				3,593,750
Balance at the beginning at Dec. 31, 2021	$ 145,906,254						145,906,254
Balance at the beginning (in shares) at Dec. 31, 2021	14,375,000	14,375,000
Balance at the end at Dec. 31, 2022	$ 147,011,758	$ 147,011,758					147,011,758
Balance at the end (in shares) at Dec. 31, 2022	14,375,000	14,375,000
Balance at the beginning at Dec. 31, 2021				$ 359		(10,894,548)	(10,894,189)
Balance at the beginning (in shares) at Dec. 31, 2021				3,593,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)						6,761,782	6,761,782
Remeasurement of Class A ordinary shares to redemption value	$ 1,105,504					(1,105,504)	(1,105,504)
Balance at the end at Dec. 31, 2022				$ 359		(5,238,270)	(5,237,911)
Balance at the end (in shares) at Dec. 31, 2022				3,593,750
Balance at the beginning at Mar. 31, 2022	$ 145,906,254
Balance at the beginning (in shares) at Mar. 31, 2022	14,375,000
Balance at the end at Jun. 30, 2022	$ 145,906,254
Balance at the end (in shares) at Jun. 30, 2022	14,375,000
Balance at the beginning at Mar. 31, 2022				$ 359		(8,710,698)	(8,710,339)
Balance at the beginning (in shares) at Mar. 31, 2022				3,593,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)						70,233	70,232
Balance at the end at Jun. 30, 2022				$ 359		(8,640,465)	(8,640,106)
Balance at the end (in shares) at Jun. 30, 2022				3,593,750
Balance at the beginning at Dec. 31, 2022	$ 147,011,758	$ 147,011,758					147,011,758
Balance at the beginning (in shares) at Dec. 31, 2022	14,375,000	14,375,000
Balance at the end at Mar. 31, 2023	$ 43,717,152
Balance at the end (in shares) at Mar. 31, 2023	4,249,748
Balance at the beginning at Dec. 31, 2022				$ 359		(5,238,270)	(5,237,911)
Balance at the beginning (in shares) at Dec. 31, 2022				3,593,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(553,118)	(553,118)
Redemption of Class A ordinary shares	$ (104,028,741)
Redemption of Class A ordinary shares (in share)	(10,125,252)
Remeasurement of Class A ordinary shares to redemption value	$ 734,135					(734,135)	(734,135)
Conversion of Class B common shares to Class A common shares			$ 359	$ (359)
Conversion of Class B common shares to Class A common shares (in shares)			3,593,750	(3,593,750)
Excise tax on redeemed shares						(1,040,287)	(1,040,287)
Balance at the end at Mar. 31, 2023			$ 359			(7,565,810)	(7,565,451)
Balance at the end (in shares) at Mar. 31, 2023			3,593,750
Balance at the beginning at Dec. 31, 2022	$ 147,011,758	$ 147,011,758					147,011,758
Balance at the beginning (in shares) at Dec. 31, 2022	14,375,000	14,375,000
Balance at the end at Jun. 30, 2023	$ 44,709,514	$ 44,709,514
Balance at the end (in shares) at Jun. 30, 2023	4,249,748	4,249,748
Balance at the beginning at Dec. 31, 2022				$ 359		(5,238,270)	(5,237,911)
Balance at the beginning (in shares) at Dec. 31, 2022				3,593,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)							(3,202,816)
Balance at the end at Jun. 30, 2023			$ 359			(11,207,870)	(11,207,511)
Balance at the end (in shares) at Jun. 30, 2023			3,593,750
Balance at the beginning at Mar. 31, 2023	$ 43,717,152
Balance at the beginning (in shares) at Mar. 31, 2023	4,249,748
Balance at the end at Jun. 30, 2023	$ 44,709,514	$ 44,709,514
Balance at the end (in shares) at Jun. 30, 2023	4,249,748	4,249,748
Balance at the beginning at Mar. 31, 2023			$ 359			(7,565,810)	(7,565,451)
Balance at the beginning (in shares) at Mar. 31, 2023			3,593,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(2,649,698)	(2,649,698)
Remeasurement of Class A ordinary shares to redemption value	$ 992,362					(992,362)	(992,362)
Balance at the end at Jun. 30, 2023			$ 359			$ (11,207,870)	$ (11,207,511)
Balance at the end (in shares) at Jun. 30, 2023			3,593,750